UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           3909 Rush Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           3909 Rush Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: October 31, 2009

Date of reporting period: July 1, 2009 - June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

Bullfinch Fund, Inc. Unrestricted Series
TICKER: BUNRX
PROXY VOTING RECORD
7/1/2009-6/30/2010


Ameron International
AMN
3/31/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Independent Chairman Shareholder Yes    Against  For
===============================================================================

Carpenter Technology
CRS
10/12/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Chesapeake Utilities
CPK
Special Meeting - 10/22/09
-------------------------------------------------------------------------------
                                                         Vote  For/Against
# Proposal                              Sponsor    Voted Cast  Management
1:Merger with Florida Public Utilities  Management Yes   For   For
2:Adjourn if insufficient proxies rec'd Management Yes   For   For
===============================================================================

Chesapeake Utilities
CPK
5/5/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Increase Shares      Management  Yes    Against  Against
3:Auditors             Management  Yes    For      For
===============================================================================

Cisco
CSCO
11/12/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Stock Incentive Plan Management  Yes    For      For
3:Employee Stock Purchase Plan Management Yes For  For
4:Auditors             Management  Yes    For      For
5:Committee on Human Rights Shareholder Yes Against For
6 Advisory Vote Exec Compensation Shareholder Yes Against For
7:Human Rights Violations Shareholder Yes Against  For
===============================================================================

Corning
GLW
4/29/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-E:Directors         Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Variable Compensation Plan Management Yes For    For
4:Equity Plan for Non Employee Directors Management Yes Against Against 5:Declassify Board of Directors Management Yes For For
6:Stockholder Voting Proposal Shareholder Yes Against For
===============================================================================

Dell Computer
DELL
7/17/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Reimb of Proxy Expenses  Shareholder  Yes  Against  For
4:Adopt Simple Majority Vote  Shareholder  Yes  Against  For
===============================================================================

Expeditors Int'l of Washington
EXPD
5/5/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-H:Directors         Management  Yes    For      For
2:Stock Option Plan    Management  Yes    For      For
3:Auditors             Management  Yes    For      For
===============================================================================

Fastenal
FAST
4/20/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

FiServ
FISV
5/26/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Fred's
FRED
6/16/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Vendor Code of Conduct Shareholder  Yes Against  For
===============================================================================

Frontier Oil Corporation
FTO
4/28/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Omnibus Incentive Compensation  Management  Yes  For  For
3:Auditors             Management  Yes    For      For
===============================================================================

Gallagher, AJ
AJG
5/11/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-F:Directors         Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Senior Mgt Incentive Plan Management Yes  For    For
===============================================================================

General Electric
GE
4/28/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
A1-15:Directors        Management  Yes    For      For
B1 Auditors            Management  Yes    For      For
C1:Cumulative Voting   Shareholder Yes    For      Against
C2:Special Shareholder Meetings Shareholder  Yes  Against  For
C3:Independent Board Chairman  Shareholder  Yes  Against  For
C4:Pay Disparity       Shareholder Yes    Against  For
C5:Key Board Committees Shareholder Yes   Against  For
C6:Adivsory Vote Exec Comp Shareholder Yes Against For
===============================================================================

Hansen Natural Corporation
HANS
6/10/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

IDEX
IEX
4/6/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Incentive Award Plan Management  Yes    For      For
3:Auditors             Management  Yes    For      For
===============================================================================

Intel
INTC
5/19/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1a-j:Directors         Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Advisory Vote - Executive Comp  Management  Yes  For  For
===============================================================================

Interactive Data Corporation
IDC
5/25/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Johnson & Johnson
JNJ
4/22/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1a-j:Directors         Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Advisory Vote - Executive Comp Shareholder  Yes  Against  For
4:Special Shareholder meetings   Shareholder  Yes  Against  For
===============================================================================

Medtronic
MDT
8/27/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Employee Stock Purchase Plan Management Yes Against Against
4:Stock Award & Incentive Plan Management Yes Against Against
===============================================================================

Meridian Bioscience
VIVO
1/21/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-1G:Directors        Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Microsoft
MSFT
11/19/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1-9:Directors          Management  Yes    For      For
10:Auditor             Management  Yes    For      For
11:Allow Shareholders to call meetings Management Yes  For  For
12:Advisory Vote on Executive Compensation Management Yes For For
13:Shoreholder -Adopt Healthcare Reform Shareholder Yes Against For 14:Shareholder -Disclose Charitable Contributions Shareholder Yes Against For
===============================================================================

Mylan
MYL
5/14/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Advisory Vote - Executive Comp Shareholder Yes Against For
4:Executive Equity Comp Retention Shareholder Yes Against For
===============================================================================

National Semiconductor
NSM
9/25/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-1I:Directors        Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Exec. Off. Incentive Plan Management Yes For     For
4:Incentive Award Plan Management  Yes    For      For
5:Stock Option Exchange Program Management Yes For For
===============================================================================

Oracle
ORCL
10/7/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Executive Bonus Plan Management  Yes    For      For
3:Auditors             Management  Yes    For      For
4:Stockholder Special Meetings  Shareholder  Yes Against For
5:Stockholder Advisory Vote Exec Compensation Shareholder Yes Against For
6:Stockholder Equity Retention Policy	Shareholder	Yes	For	Against
===============================================================================

Paychex
PAYX
10/13/2009
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1A-1G:Directors        Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Pharmaceutical Product Development
PPDI
5/20/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
3:Act on Other Matters Management  Yes    For      For
===============================================================================

Schwab Cash Reserves
SWZXX
Special Meeting - 12/14/09
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
===============================================================================

Sensient
SXT
4/22/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Stryker
SYK
4/27/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Auditors             Management  Yes    For      For
===============================================================================

Synopsis
SNPS
3/25/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Directors            Management  Yes    For      For
2:Employee Incentive Plan Management Yes  Against  Against
3:Extend Non Employee Directors Plan Management Yes For For
4:Auditors             Management  Yes    For      For
===============================================================================

Tyco Electronics
TEL
Special Meeting - 10/8/09
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1:Shareholder Distribution Management Yes Against  Against
2:Adjournment/Postponement Management Yes For      For
===============================================================================

Tyco Electronics
TEL
3/10/2010
-------------------------------------------------------------------------------
                                          Vote     For/Against
# Proposal             Sponsor     Voted  Cast     Management
1.1-1.11:Directors     Management  Yes    For      For
2.1-2.3:Financial Statement Approval Management Yes For For
3:Dividend payment through par value decrease Management Yes Against Against 4:Release Board & Executive Liability Management Yes Against Against
5:Increase in shares for Stock & Incentive Plan awards.
                       Management  Yes    Against  Against
6.1-6.3:Auditors       Management  Yes    For      For
7:Postponements/Adjournments Management Yes For    For
==============================================================================



Bullfinch Fund, Inc. Greater Western New York Series
TICKER: BWNYX
PROXY VOTING RECORD
7/1/2009-6/30/2010

Astronics
ATRO
5/6/2010
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
1:Directors           Management  Yes   For     For
2:Auditors            Management  Yes   For     For
3:Class B conversion  Shareholder Yes   Against For
==============================================================================

Bristol-Myers Squibb
BMY
5/4/2010
-------------------------------------------------------------------------------
                                        Vote     For/Against
# Proposal            Sponsor     Voted Cast     Management
1A-K:Directors        Management  Yes   For      For
2:Auditors            Management  Yes   For      For
3:Special Stockholder Meetings Management Yes Against Against 4:Supermajority Voting Position - Common Stock Management Yes For For 5:Supermajority Voting Position - Preferred Stock Management Yes For For 6:Executive Compensation Disclosure Shareholder Yes Against For
7:Action by Wriiten Consent  Shareholder  Yes  Against  For
8:Animal Use Report   Shareholder Yes   Against  For
==============================================================================

Columbus McKinnon
CMCO
7/27/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Community Bank
CBU
4/28/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Computer Task Group
CTGX
5/12/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Non Employee Director Comp Paln  Management  Yes  For  For
3:Equity Award Plan - Increase shares  Management  Yes  Against  Against
==============================================================================

Constellation Brands
STZ
7/23/2009
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
1:Directors           Management  Yes   For     For
2:Auditors            Management  Yes   For     For
3:Increase Shares     Management  Yes   Against Against
4:Amend stock incentive plan  Management  Yes  Against  Against
==============================================================================

Corning
GLW
4/29/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1A-E:Directors        Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Variable Compensation Plan  Management  Yes  For  For
4:Equity Plan for Non Employee Directors Management Yes Against Against 5:Declassify Board of Directors Management Yes For For
6:Stockholder Voting Proposal    Shareholder  Yes  Against  For
==============================================================================

Dell Computer
DELL
7/17/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Reimb of Proxy Expenses  Shareholder  Yes  Against  For
4:Adopt Simple Majority Vote  Shareholder  Yes  Against  For
==============================================================================

Eastman Kodak
EK
5/12/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1a-n:Directors        Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Omnibus Long Term Comp Plan  Management  Yes  For  For
4:Executive Comp (EXCEL) Plan  Management  Yes  For  For
==============================================================================

Fastenal
FAST
4/20/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Frontier Communications
FTR
Special Meeting 10/27/09
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Merger with Verizon (Spinco)  Management  Yes  For  For
2:Increase Authroized Shares  Management  Yes  For  For
3:Issue new common stock  Management  Yes  For  For
==============================================================================

Frontier Communications
FTR
5/13/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Advisory Vote - Executive Comp  Management  Yes  For  For
3:Vote on Stockholder Proposals   Management  Yes  Against  For
4:Auditors            Management  Yes   For  For
==============================================================================

General Electric
GE
4/28/2010
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
A1-15:Directors       Management  Yes   For     For
B1 Auditors           Management  Yes   For     For
C1:Cumulative Voting  Shareholder Yes   For     Against
C2:Special Shareholder Meetings  Shareholder  Yes  Against  For
C3:Independent Board Chairman  Shareholder  Yes  Against  For
C4:Pay Disparity      Shareholder Yes   Against For
C5:Key Board Committees  Shareholder  Yes  Against  For
C6:Adivsory Vote Exec Comp  Shareholder  Yes  Against  For
==============================================================================

Genesee & Wyoming
GWR
5/27/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Gribraltar
ROCK
5/6/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Graham Corp
GHM
7/30/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Greatbatch
GB
5/18/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Harris Corporation
HRS
10/23/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1A-D:Directors        Management  Yes   For  For
2:Auditor             Management  Yes   For  For
3:Independent Chairman  Shareholder  Yes  Against  For
==============================================================================

Harris Interactive
HPOL
10/27/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Employee Stock Purchase Plan  Management  Yes  Against  Against
==============================================================================

Home Properties
HME
5/4/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Director's Deferred Comp Plan  Management  Yes  Against  Against
3:Auditors            Management  Yes   For  For
==============================================================================

IDEX
IEX
4/6/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Incentive Award Plan  Management  Yes For  For
3:Auditors            Management  Yes   For  For
==============================================================================

IEC Electronics
IECE
2/3/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Ingram Micro
IM
6/9/2010
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
1A:Declassification   Management  Yes   Against Against
1B:Change Directors Terms  Management  Yes  Against  Against
2:Directors           Management  Yes   For     For
3:Auditors            Management  Yes   For     For
==============================================================================

Johnson & Johnson
JNJ
4/22/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1a-j:Directors        Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Advisory Vote - Executive Comp  Shareholder  Yes  Against  For
4:Special Shareholder meetings    Shareholder  Yes  Against  For
==============================================================================

M & T Bank
MTB
4/20/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Executive Compensation  Management  Yes  For  For
3:Auditors            Management  Yes   For  For
==============================================================================

Mod Pac
MPAC
5/5/2010
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
1:Directors           Management  Yes   For     For
2:Auditors            Management  Yes   For     For
3:Class B conversion  Shareholder Yes   Against For
==============================================================================

Monro Muffler
MNRO
8/11/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Management Incentive Comp Plan  Management  Yes  For  For
==============================================================================

Moog
MOGA
1/13/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

National Fuel Gas
NFG
3/11/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Equity Compensation Plan  Management  Yes  For  For
==============================================================================

Northrop Grumman
NOC
5/19/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1a-l:Directors        Management  Yes   For  For
2:Auditors            Management  Yes   For  For
3:Special Stockholder Meetings  Management  Yes  Against  Against
4:Shareholder Approvals  Management  Yes  Against  Against
5:Reincorporation in North Dakota  Shareholder  Yes  Against  For
==============================================================================

Oracle
ORCL
10/7/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Executive Bonus Plan  Management Yes  For  For
3:Auditors            Management  Yes   For  For
4:Stockholder Special Meetings  Shareholder  Yes  Against  For
5:Stockholder Advisory Vote Exec Compensation Shareholder Yes Against For 6:Stockholder Equity Retention Policy Shareholder Yes For Against
==============================================================================

Paychex
PAYX
10/13/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1A-1G:Directors       Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Schwab Cash Reserves
SWZXX
Special Meeting - 12/14/09
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
==============================================================================

Servotronics
SVT
7/2/2009
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
==============================================================================

Southwest Airlines
LUV
5/19/2010
-------------------------------------------------------------------------------
                                        Vote    For/Against
# Proposal            Sponsor     Voted Cast    Management
1A-I:Directors        Management  Yes   For     For
2. Equity Incentive plan  Management  Yes  For  For
3:Auditors            Management  Yes   For     For
4:Shareholder action by written consent  Shareholder  Yes  Against  For
==============================================================================

Sovran Self Storage
SSS
5/26/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Tyco Electronics
TEL
Special Meeting - 10/8/09
-------------------------------------------------------------------------------
                                              Vote    For/Against
# Proposal                  Sponsor     Voted Cast    Management
1:Shareholder Distribution  Management  Yes   Against Against
2:Adjournment/Postponement  Management  Yes   For     For
==============================================================================

Tyco Electronics
TEL
3/10/2010
-------------------------------------------------------------------------------
                                        Vote     For/Against
# Proposal            Sponsor     Voted Cast     Management
1.1-1.11:Directors    Management  Yes   For      For
2.1-2.3:Financial Statement Approval  Management  Yes  For  For
3:Dividend payment through par value decrease Management Yes Against Against 4:Release Board & Executive Liability Management Yes Against Against 5:Increase in shares for Stock & Incentive Plan awards.
                      Management  Yes   Against  Against
6.1-6.3:Auditors      Management  Yes   For      For
7:Postponements/Adjournments  Management  Yes  For  For
==============================================================================

Ultra Life
ULBI
6/8/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1:Directors           Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Virtualscopics			`
VSCP
5/27/2010
-------------------------------------------------------------------------------
                                        Vote For/Against
# Proposal            Sponsor     Voted Cast Management
1A-H:Directors        Management  Yes   For  For
2:Auditors            Management  Yes   For  For
==============================================================================

Xerox
XRX
5/20/2010
-------------------------------------------------------------------------------
                                               Vote For/Against
# Proposal                   Sponsor     Voted Cast Management
1A-I:Directors               Management  Yes   For  For
2:Auditors                   Management  Yes   For  For
3:Performance Incentive Plan Management  Yes   For  For
==============================================================================

Xerox
XRX
2/5/10 Special Meeting
-------------------------------------------------------------------------------
                                               Vote For/Against
# Proposal                   Sponsor     Voted Cast Management
1:ACS Merger Stock Issue     Management  Yes   For  For
2:Adjournment/Postponement   Management  Yes   For  For
==============================================================================

                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 12, 2010